Pioneer Equity Income Fund
Schedule of Investments  |  January 31, 2025

A: PEQIX	C: PCEQX	K: PEQKX	R: PQIRX	Y: PYEQX

Schedule of Investments  |  1/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 99.8% of Net Assets
	Air Freight & Logistics — 3.3%
279,786	United Parcel Service, Inc., Class B	$ 31,959,955
	Total Air Freight & Logistics	$31,959,955

	Automobiles — 1.2%
1,191,801	Ford Motor Co.	$ 12,013,354
	Total Automobiles	$12,013,354

	Banks — 13.9%
620,504	Bank of America Corp.	$ 28,729,335
76,242	Comerica, Inc.	5,132,611
107,987	JPMorgan Chase & Co.	28,864,925
313,182	Regions Financial Corp.	7,716,804
440,651	Truist Financial Corp.	20,983,801
537,257	Wells Fargo & Co.	42,335,852
	Total Banks	$133,763,328

	Beverages — 1.0%
64,917	PepsiCo., Inc.	$ 9,782,343
	Total Beverages	$9,782,343

	Broadline Retail — 1.8%
255,047	eBay, Inc.	$ 17,210,572
	Total Broadline Retail	$17,210,572

	Capital Markets — 11.2%
142,115	Lazard, Inc.	$ 7,726,793
192,417	Morgan Stanley	26,636,285
179,601	Northern Trust Corp.	20,167,396
130,306	Raymond James Financial, Inc.	21,953,955
259,700	State Street Corp.	26,390,714
45,813	T Rowe Price Group, Inc.	5,356,456
	Total Capital Markets	$108,231,599

	Chemicals — 2.1%
270,344	LyondellBasell Industries NV, Class A	$ 20,465,041
	Total Chemicals	$20,465,041

	Communications Equipment — 2.8%
452,171	Cisco Systems, Inc.	$ 27,401,563
	Total Communications Equipment	$27,401,563

1Pioneer Equity Income Fund | 1/31/25

Shares		Value
	Consumer Staples Distribution & Retail — 2.6%
182,405	Target Corp.	$ 25,155,473
	Total Consumer Staples Distribution & Retail	$25,155,473

	Distributors — 1.1%
89,149	Genuine Parts Co.	$ 10,363,571
	Total Distributors	$10,363,571

	Diversified Telecommunication Services — 1.6%
396,045	Verizon Communications, Inc.	$ 15,600,212
	Total Diversified Telecommunication Services	$15,600,212

	Electric Utilities — 2.1%
347,696	Eversource Energy	$ 20,055,105
	Total Electric Utilities	$20,055,105

	Electrical Equipment — 1.9%
64,347	Rockwell Automation, Inc.	$ 17,916,135
	Total Electrical Equipment	$17,916,135

	Entertainment — 3.3%
282,709	Walt Disney Co.	$ 31,963,079
	Total Entertainment	$31,963,079

	Food Products — 3.2%
82,747	Hershey Co.	$ 12,349,990
79,697	John B Sanfilippo & Son, Inc.	5,765,281
327,381	The Campbell’s Co.	12,692,561
	Total Food Products	$30,807,832

	Ground Transportation — 2.0%
76,121	Union Pacific Corp.	$ 18,862,023
	Total Ground Transportation	$18,862,023

	Health Care Equipment & Supplies — 2.4%
253,494	Medtronic Plc	$ 23,022,325
	Total Health Care Equipment & Supplies	$23,022,325

	Health Care Providers & Services — 1.5%
13,373	Cigna Group	$ 3,934,470
65,547	Quest Diagnostics, Inc.	10,690,716
	Total Health Care Providers & Services	$14,625,186

	Hotel & Resort REITs — 0.8%
455,475	Host Hotels & Resorts, Inc.	$ 7,610,987
	Total Hotel & Resort REITs	$7,610,987

Pioneer Equity Income Fund | 1/31/252

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — 1.8%
158,247	Starbucks Corp.	$ 17,040,037
	Total Hotels, Restaurants & Leisure	$17,040,037

	Household Products — 1.9%
140,413	Kimberly-Clark Corp.	$ 18,249,478
	Total Household Products	$18,249,478

	Industrial Conglomerates — 3.4%
180,282	3M Co.	$ 27,438,920
25,876	Honeywell International, Inc.	5,788,979
	Total Industrial Conglomerates	$33,227,899

	Industrial REITs — 0.5%
37,431	Prologis, Inc.	$ 4,463,647
	Total Industrial REITs	$4,463,647

	Insurance — 2.9%
281,586	American International Group, Inc.	$ 20,741,625
55,650	Prudential Financial, Inc.	6,720,294
	Total Insurance	$27,461,919

	IT Services — 3.4%
129,280	International Business Machines Corp.	$ 33,056,896
	Total IT Services	$33,056,896

	Machinery — 2.2%
23,300	Deere & Co.	$ 11,103,848
93,787	PACCAR, Inc.	10,399,103
	Total Machinery	$21,502,951

	Media — 1.4%
400,366	Comcast Corp., Class A	$ 13,476,320
	Total Media	$13,476,320

	Multi-Utilities — 1.6%
230,326	CMS Energy Corp.	$ 15,201,516
	Total Multi-Utilities	$15,201,516

	Oil, Gas & Consumable Fuels — 9.1%
207,664	ConocoPhillips	$ 20,523,433
989,324	Coterra Energy, Inc.	27,424,061
374,964	Exxon Mobil Corp.	40,057,404
	Total Oil, Gas & Consumable Fuels	$88,004,898

	Pharmaceuticals — 7.8%
350,103	Bristol-Myers Squibb Co.	$ 20,638,572
3Pioneer Equity Income Fund | 1/31/25

Shares		Value
	Pharmaceuticals — (continued)
202,677	Johnson & Johnson	$ 30,837,306
437,383	Sanofi S.A. (A.D.R.)	23,767,392
	Total Pharmaceuticals	$75,243,270

	Residential REITs — 1.1%
89,203	Camden Property Trust	$ 10,143,273
	Total Residential REITs	$10,143,273

	Semiconductors & Semiconductor Equipment — 1.2%
221,323	Microchip Technology, Inc.	$ 12,017,839
	Total Semiconductors & Semiconductor Equipment	$12,017,839

	Specialty Retail — 1.7%
135,012	TJX Cos., Inc.	$ 16,848,147
	Total Specialty Retail	$16,848,147

	Total Common Stocks (Cost $781,715,994)	$962,747,773

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $781,715,994)	$962,747,773
	OTHER ASSETS AND LIABILITIES — 0.2%	$1,448,055
	net assets — 100.0%	$964,195,828

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
Pioneer Equity Income Fund | 1/31/254

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$962,747,773	$—	$—	$962,747,773
Total Investments in Securities	$962,747,773	$—	$—	$962,747,773
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
5Pioneer Equity Income Fund | 1/31/25